CDC Nvest logo




WHAT'S INSIDE

GOALS, STRATEGIES & RISKS.......PAGE 1

FUND FEES & EXPENSES...........PAGE 3

MANAGEMENT TEAM...............PAGE 5

FUND SERVICES......................PAGE 7

FINANCIAL PERFORMANCE...........PAGE 17


CDC NVEST MONEY MARKET FUND


CDC NVEST CASH MANAGEMENT TRUST --                                    PROSPECTUS
MONEY MARKET SERIES                                            SEPTEMBER 1, 2004
Reich & Tang Asset Management, LLC


[Reich & Tang logo]






              The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

              For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call CDC Nvest Funds.


              CDC Nvest Funds
              P.O. Box 219579
              Kansas City, MO 64121-9579
              800-225-5478
              www.cdcnvestfunds.com

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
CDC Nvest Cash Management Trust-- Money Market Series..............................................................1
FUND FEES & EXPENSES
Fund Fees & Expenses...............................................................................................3
MORE ABOUT RISK
More About Risk....................................................................................................4
MANAGEMENT TEAM
Meet the Fund's Investment Adviser and Subadviser..................................................................5
FUND SERVICES
Investing in the Fund..............................................................................................7
It's Easy to Open an Account.......................................................................................7
Buying Shares......................................................................................................8
Selling Shares.....................................................................................................10
Selling Shares in Writing..........................................................................................11
Exchanging Shares..................................................................................................12
Restrictions on Buying, Selling and Exchanging Shares..............................................................12
How Fund Shares Are Priced.........................................................................................14
Dividends and Distributions........................................................................................14
Tax Consequences...................................................................................................15
Additional Investor Services.......................................................................................16
FUND PERFORMANCE
Fund Performance...................................................................................................17
GLOSSARY OF TERMS
Glossary of Terms..................................................................................................19



If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

PLEASE SEE THE BACK COVER OF THIS PROSPECTUS FOR IMPORTANT PRIVACY POLICY INFORMATION.

GOALS, STRATEGIES & RISKS

CDC NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

Adviser:          CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
SUBADVISER:       Reich & Tang Asset Management, LLC ("Reich & Tang")

TICKER SYMBOL:     CLASS A                CLASS B                      CLASS C
                    NEMXX                  NMBXX                        NVCXX


INVESTMENT GOAL

The Fund seeks maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:
|X|      Certificates of deposit
|X|      Bankers' acceptances or bank notes
|X|      Securities issued or guaranteed by the U.S. government
|X|      Commercial paper
|X|      Repurchase agreements
|X|      Other corporate debt obligations
|X|      Cash

Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:
o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o MATURITY-- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.

o DIVERSIFICATION -- The Fund is diversified, which limits its exposure to any given issuer.


Reich & Tang may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and may need cash immediately.



A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

PRINCIPAL INVESTMENT RISKS

CREDIT AND INTEREST RATE RISK: The Fund is subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

FOREIGN INVESTMENT RISK: Risks of foreign investments include a lack of issuer information and the risk of political uncertainties, as well as different regulatory requirements than those for U.S. investments.

NOT INSURED: An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FOR ADDITIONAL INFORMATION SEE THE SECTION ENTITLED "MORE ABOUT RISK."

EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter). The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed its role in June 2001. This chart and table reflect results achieved by the previous subadviser for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. +


-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN
    1994         1995        1996        1997        1998        1999        2000        2001       2002       2003
   3.43%        5.30%       4.77%       4.90%       4.91%       4.51%       5.76%       3.53%       1.06%      0.37%
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------

(DELTA)  Highest Quarterly Return: Fourth Quarter 2000, up 1.49%
         Lowest Quarterly Return: Third Quarter 2003, up 0.06%

+ The Fund's total return for Class A shares year-to-date as of June 30, 2004 was 0.10%.

The table below shows the average annual total returns for each class of the Fund for the one-year, five-year and ten-year periods.

------------------------------------------------------------------- ------------------ ------------------ ------------------

AVERAGE ANNUAL TOTAL RETURNS                                           PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
------------------------------------------------------------------- ------------------ ------------------ ------------------
CDC Nvest Cash Management Trust-Money Market Series:
------------------------------------------------------------------- ------------------ ------------------ ------------------
Class A (Inception 7/10/78)                                               0.37%              3.02%              3.84%
------------------------------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------------------------------- ------------------ ------------------ ------------------
Class B (Inception 9/13/93)                                               0.37%              3.02%              3.84%
------------------------------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------------------------------- ------------------ ------------------ ------------------
Class C (Inception 3/1/98)                                                0.37%              3.03%             3.29%*
------------------------------------------------------------------- ------------------ ------------------ ------------------

*    Since class inception

For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call CDC Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

--------------------------------------------------------- -------------------------------------
                                                                CASH MANAGEMENT TRUST --
                                                                  MONEY MARKET SERIES
--------------------------------------------------------- -------------------------------------
--------------------------------------------------------- ----------- ------------ ------------
                                                           CLASS A      CLASS B      CLASS C
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Maximum sales charge (load) imposed on purchases          None        None         None
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Maximum deferred sales charge (load)                      None*       None*        None*
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Redemption fees                                           None**      None**       None**
--------------------------------------------------------- ----------- ------------ ------------

* Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another CDC Nvest Fund. See the section entitled "Exchanging Shares."
** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES


(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------------------------------- -------------------------------------
                                                                CASH MANAGEMENT TRUST --
                                                                  MONEY MARKET SERIES
--------------------------------------------------------- -------------------------------------
--------------------------------------------------------- ----------- ------------ ------------
                                                           CLASS A      CLASS B      CLASS C
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Management fees                                                0.40%        0.40%        0.40%
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Distribution and/or service (12b-1) fees                        None         None         None
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Other expenses                                                 0.54%        0.54%        0.54%
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Total annual fund operating expenses                           0.94%        0.94%        0.94%
--------------------------------------------------------- ----------- ------------ ------------



EXAMPLE

This example, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
o You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;

o    Your investment has a 5% return each year;

o    The Fund's operating expenses remain the same; and

o    All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


---------------- ----------------------------------------
                         CASH MANAGEMENT TRUST --
                           MONEY MARKET SERIES
---------------- ----------------------------------------
---------------- ------------ ------------ --------------
                   CLASS A    CLASS B (1)   CLASS C (1)
---------------- ------------ ------------ --------------
---------------- ------------ ------------ --------------
         1 year          $96          $96            $96
---------------- ------------ ------------ --------------
---------------- ------------ ------------ --------------
        3 years         $300         $300           $300
---------------- ------------ ------------ --------------
---------------- ------------ ------------ --------------
        5 years         $520         $520           $520
---------------- ------------ ------------ --------------
---------------- ------------ ------------ --------------
       10 years       $1,155       $1,155         $1,155
---------------- ------------ ------------ --------------
(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."

MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.



CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's subadviser are subject to greater credit risk than funds that do not invest in such securities.

FOREIGN RISK The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.


INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


POLITICAL RISK The risk of losses directly attributable to government or political actions.


VALUATION RISK The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

MANAGEMENT TEAM
MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISER


The CDC Nvest Funds family (as defined below) currently includes 23 mutual funds. The CDC Nvest Funds family had combined assets of $5.1 billion as of June 30, 2004. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers CDC Nvest Cash Management Trust - Money Market Series (the "Money Market Fund" or the "Fund"). CDC Nvest Equity Funds, CDC Nvest Star Funds, CDC Nvest Income Funds, CDC Nvest Tax Free Income Funds, Loomis Sayles Research Fund, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, and CDC IXIS Moderate Diversified Portfolio and the Money Market Fund constitute the "CDC Nvest Funds".

ADVISER

CDC IXIS ADVISERS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. CDC IXIS Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS Asset Management North America"), which is part of an international Asset Management Group based in Paris, France. The Asset Management Group is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by affiliated French savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. CDC IXIS Asset Management North America has 15 principal subsidiary or affiliated asset management firms that collectively had $161 billion in assets under management at June 30, 2004. CDC IXIS Advisers oversees, evaluates, and monitors the subadvisory services provided  to  the  Fund.  It  also  provides  general  business  management  and administration to the Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Fund. The subadviser listed below makes the investment decisions for the Fund.

The combined advisory and subadvisory fees paid by the Fund for the fiscal year ended June 30, 2004, as a percentage of the Fund's average daily net assets, were 0.40%.

SUBADVISER

REICH & TANG, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser for the Fund. Reich & Tang is a limited liability company with 99.5% of its membership interest owned by CDC IXIS North America and the remaining 0.5% membership interest owned by CDC IXIS Asset Management Holdings, LLC. Reich & Tang's origins date back to 1970, and as of June 30, 2004, it is the investment manager, adviser or subadviser with respect to assets in excess of $17 billion.

SUBADVISORY AGREEMENTS

The CDC Nvest Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Funds have received shareholder approval to rely on the exemptive order. (As of the date of this prospectus, CDC Nvest Cash Management Trust - Money Marke Series has not received shareholder approval to rely on the exemptive order.) Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management North America, CDC IXIS Advisers or Reich & Tang. In placing trades, Reich & Tang will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.



TRANSACTIONS WITH OTHER INVESTMENT COMPANIES. To the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC, Funds managed by CDC IXIS Advisers, Reich & Tang and their affiliates may invest any of its daily cash balances in shares of the Fund.

The Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief that may be granted by the SEC, Funds managed by CDC IXIS Advisers, Reich & Tang and their affiliates may borrow for such purposes from each other under an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by CDC IXIS Advisers or an affiliate.

FUND SERVICES

INVESTING IN THE FUND

CHOOSING A SHARE CLASS


The Money Market Fund offers Class A, Class B and Class C shares to the public. The classes of the Fund enable shareholders in the same classes of another CDC Nvest Fund to invest in the Fund through an exchange of shares.


CERTIFICATES

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH CDC NVEST FUNDS:


1. Read this Prospectus carefully. The Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.


2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


--------------------------------------------- ---------------------- ------------------------------------- --------------
              TYPE OF ACCOUNT                  MINIMUM TO OPEN AN      MINIMUM TO OPEN AN ACCOUNT USING     MINIMUM FOR
                                                                        INVESTMENT BUILDER OR PAYROLL        EXISTING
                                                     ACCOUNT                      DEDUCTION                  ACCOUNTS
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Any account other than those listed below            $2,500                          $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Accounts registered under the Uniform Gifts
to Minors Act ("UGMA") or the Uniform
Transfers to Minors Act ("UTMA")                     $2,500                          $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Individual Retirement Accounts ("IRAs")               $500                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Coverdell Education Savings Accounts                  $500                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh
plans                                                 $250                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Payroll Deduction Investment Programs for
SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and
certain other retirement plans                         $25                           N/A                        $25
--------------------------------------------- ---------------------- ------------------------------------- --------------

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

800-225-5478, PRESS 1

CDC NVEST FUNDS WEB SITE

WWW.CDCNVESTFUNDS.COM

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o    order duplicate account statements; and

o    obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.


BUYING SHARES


                                                   OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
THROUGH YOUR INVESTMENT DEALER
                                         |X|  Call your investment dealer for information about opening or adding to an account.  Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.

BY MAIL
                                         |X|  Make out a check in U.S.           |X|  Make out a check in U.S.
                                              dollars for the investment              dollars for the investment
                                              amount, payable to "CDC Nvest           amount, payable to "CDC Nvest
                                              Funds."  Third party checks and         Funds."  Third party checks and
                                              "starter" checks will not be            "starter" checks will not be
                                              accepted.                               accepted.


                                         |X|  Mail the check with your           |X|  Complete the investment
[envelope icon]                               completed application to CDC            slip from an account statement
                                              Nvest Funds, P.O. Box 219579,           or include a letter specifying
                                              Kansas City, MO 64121-9579.             the Fund name, your class of
                                                                                      shares, your account number and
                                                                                      the registered account
                                                                                      name(s).
BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)

                                         |X|  Obtain a current prospectus         |X| Call your investment dealer
[exchange icon]                               for the Fund into which you are         or CDC Nvest Funds at
                                              exchanging by calling your              800-225-5478 or visit
                                              investment dealer or CDC Nvest          www.cdcnvestfunds.com to
                                              Funds at 800-225-5478.                  request an exchange.

                                         |X|  Call your investment dealer
                                              or CDC Nvest Funds or visit
                                              www.cdcnvestfunds.com to request
                                              an exchange.

BY WIRE
                                         |X|  Opening an account by wire         |X|  Instruct your bank to
                                              is not available.                       transfer funds to State Street
                                                                                      Bank & Trust Company, ABA
                                                                                      #011000028, and DDA #99011538.
                                                                                 |X|  Specify the Fund name, your
[wire icon]                                                                           class of shares, your account
                                                                                      number and the registered
                                                                                      account name(s).  Your bank may
                                                                                      charge you for such a transfer.


                                       12





THROUGH AUTOMATED CLEARING HOUSE ("ACH")
                                         |X|  Although you cannot open an        |X|  Call CDC Nvest Funds at
                                              account through ACH, you may add        800-225-5478 or visit
[ACH icon]                                    this feature by selecting it on         www.cdcnvestfunds.com to add
                                              your account application.               shares to your account through
                                         |X|  Ask your bank or credit                 ACH.
                                              union whether it is a member of    |X|  If you have not signed up
                                              the ACH system.                         for the ACH system, please call
                                                                                      CDC Nvest Funds or visit
                                                                                      www.cdcnvestfunds.com for a
                                                                                      Service Options Form.  A
                                                                                      signature guarantee may be
                                                                                      required to add this privilege.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
                                         |X|  Indicate on your application        |X| Please call CDC Nvest Funds
[builder icon]                                that you would like to begin an         at 800-225-5478 or visit
                                              automatic investment plan               www.cdcnvestfunds.com for a
                                              through Investment Builder and          Service Options Form.  A
                                              the amount of the monthly               signature guarantee may be
                                              investment ($25 minimum).               required to add this privilege.
                                         |X|  Include a check marked              |X| See the section entitled
                                              "Void" or a deposit slip from           "Additional Investor Services."
                                              your bank account.
AUTOMATIC INVESTING THROUGH PAYROLL DEDUCTION

[payroll icon]                            |X|  Call CDC Nvest Funds at            |X| Call CDC Nvest Funds at
                                               800-225-5478 or visit                  800-225-5478 or visit
                                               www.cdcnvestfunds.com for a            www.cdcnvestfunds.com for a
                                               Payroll Deduction Authorization        Payroll Deduction Authorization
                                               Form.                                  Form.
                                          |X|  Indicate on your                   |X| See the section entitled
                                               application that you would like        "Additional Investor Services."
                                               to begin Payroll Deduction and
                                               include the Payroll Deduction
                                               Authorization Form.




SELLING SHARES
TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."


THROUGH YOUR INVESTMENT DEALER
                                       o    Call your investment dealer for information.  Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.


BY MAIL
                                       o    Write a letter to request redemption.  Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds.  Additional materials may be required.  See the section entitled "Selling Shares in Writing."
[envelope icon]                        o    The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                                       o    Mail your request by REGULAR mail to CDC Nvest Funds, P.O. Box
                                            219579, Kansas City, MO 64121-9579 or by REGISTERED, EXPRESS or CERTIFIED
                                            mail to CDC Nvest Funds, 330 West 9th Street, Kansas City, MO 64105-1514.
                                       o    Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.  Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.

BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)
                                       o    Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or CDC Nvest Funds at
                                            800-225-5478.
[exchange icon]                        o    Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an exchange.

BY WIRE
                                       o    Complete the "Bank Information" section on your account application.
[wire icon]                            o    Call CDC Nvest Funds at 800-225-5478 or visit www.cdcnvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                                       o    Proceeds (less any applicable CDSC) will generally be wired on the next business day.  A wire fee (currently $5.00) will be deducted from the proceeds.  Your bank may charge you a fee to receive the wire.

THROUGH AUTOMATED CLEARING HOUSE
                                       o    Ask your bank or credit union whether it is a member of the ACH system.
                                       o    Complete the "Bank Information" section on your account application.
[ ACH icon]                            o    If you have not signed up for the ACH system on your application, please call CDC Nvest Funds at 800-225-5478 or visit
                                            www.cdcnvestfunds.com for a Service Options Form.
                                       o    Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an ACH redemption.
                                       o    Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.


                                       14


BY TELEPHONE
                                       o    Call CDC Nvest Funds at 800-225-5478 to choose the method you wish to
[telephone icon]                            use to redeem your shares.  You may receive your proceeds by mail, by wire or through ACH (see above).


BY SYSTEMATIC WITHDRAWAL PLAN (SEE THE SECTION ENTITLED "ADDITIONAL INVESTOR SERVICES" FOR MORE DETAILS.)
                                       o    Call CDC Nvest Funds at 800-225-5478 or your financial representative for more information.
[systematic icon]                      o    Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.


BY CHECK (FOR CLASS A SHARES ONLY)
                                       o    Select the checkwriting option on your application and complete the signature card.
o        [check icon]                  o    To add this privilege to an existing account, call CDC Nvest Funds at
                                            800-225-5478 for a Service Options Form.
                                       o    Each check must be written for $250 or more.
                                       o    You may not close your account by withdrawal check. Please call your financial representative or CDC Nvest Funds to close an account.

SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.


A medallion signature guarantee protects you against fraudulent orders and is necessary if:

o    your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

o the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public CANNOT provide a medallion signature guarantee. The Fund will only accept signature guarantees bearing the STAMP2000 Medallion imprint. A signature guarantee can be obtained from one of the following sources:


o    a financial representative or securities dealer;

o    a federal savings bank, cooperative, or other type of bank;

o    a savings and loan or other thrift institution;

o    a credit union; or

o    a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.



SELLER (ACCOUNT TYPE)                                       REQUIREMENTS FOR WRITTEN REQUESTS

QUALIFIED RETIREMENT BENEFIT PLANS (EXCEPT CDC NVEST        o    The request must include the signatures of all
FUNDS PROTOTYPE DOCUMENTS)                                       those authorized to sign, including title.
                                                            o    Medallion signature guarantee, if applicable
                                                                 (see above).
                                                            o    Additional documentation and distribution forms
                                                                 may be required.

INDIVIDUAL RETIREMENT ACCOUNTS                              o    Additional documentation and distribution forms
                                                                 may be required.

INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (MINOR    o    The request must include the signatures of all
ACCOUNTS)                                                        persons authorized to sign, including title, if
                                                                 applicable.
                                                            o    Medallion signature guarantee, if applicable
                                                                 (see above).
                                                            o    Additional documentation may be required.

CORPORATE OR ASSOCIATION ACCOUNTS                           o    The request must include the signatures of all
                                                                 persons authorized to sign, including title.
                                                            o    Certified copy of corporate resolution or
                                                                 similar documents.


                                       16



OWNERS OR TRUSTEES OF TRUST ACCOUNTS                        o    The request must include the signatures of all
                                                                 trustees authorized to sign, including title.
                                                            o    If the names of the trustees are not registered
                                                                 on the account, please provide a copy of the trust
                                                                 document certified within the past 60 days.
                                                            o    Medallion signature guarantee, if applicable
                                                                 (see above).

JOINT TENANCY WHOSE CO-TENANTS ARE DECEASED                 o    The request must include the signatures of all
                                                                 surviving tenants of the account.
                                                            o    Certified copy of the death certificate.
                                                            o    Medallion signature guarantee if proceeds check
                                                                 is issued to other than the surviving tenants.
POWER OF ATTORNEY (POA)                                     o    The request must include the signatures of the
                                                                 attorney-in-fact, indicating such title.
                                                            o    A medallion signature guarantee.
                                                            o    Certified copy of the POA document stating it is
                                                                 still in full force and effect, specifying that the
                                                                 grantor is alive, the exact Fund and account number,
                                                                 and certified within 30 days of receipt of
                                                                 instructions.*

EXECUTORS OF ESTATES, ADMINISTRATORS, GUARDIANS,            o    The request must include the signatures of all
CONSERVATORS                                                     those authorized to sign, including capacity.
                                                            o    A medallion signature guarantee.
                                                            o    Certified copy of court document where signer
                                                                 derives authority, e.g., Letters of Administration,
                                                                 Conservatorship and Letters Testamentary.*


* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

EXCHANGING SHARES


In general, you may exchange shares of your Fund for shares of another CDC Nvest Fund or Loomis Sayles Fund that offers that class of shares subject to certain restrictions shown below. Class Y shares of any CDC Nvest Fund or Loomis Sayles Fund may be exchanged into Class A shares of the Money Market Fund. An exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which a gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

EXCHANGE OPTIONS

CLASS A SHARES OF THE MONEY MARKET FUND NOT PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of a CDC Nvest Fund or Loomis Sayles Fund, after paying the applicable front-end sales charge and subjecting the new shares to any applicable CDSC.

CLASS A SHARES OF THE MONEY MARKET FUND PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of a CDC Nvest Fund or Loomis Sayles Fund without paying a front-end sales charge or CDSC (unless you exchanged into the Money Market Fund from shares of the CDC Nvest Short Term Bond Fund ("Short Term Bond Fund") purchased before December 1, 1998, in which case you would be required to pay the difference between the front-end sales charge previously paid on your Short Term Bond Fund shares and the front-end sales charge currently imposed on other CDC Nvest Funds shares).

CLASS B SHARES OF THE MONEY MARKET FUND MAY EXCHANGE INTO:

o Class B shares of a CDC Nvest Fund or Loomis Sayles Fund subject to its CDSC schedule.

CLASS C SHARES OF THE MONEY MARKET FUND MAY EXCHANGE INTO:

o Class C shares of a CDC Nvest Fund or Loomis Sayles Fund subject to its CDSC schedule.

If you exchange shares of a CDC Nvest Fund or Loomis Sayles Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another CDC Nvest Fund or Loomis Sayles Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

LIMITS ON FREQUENT TRADING. Without limiting the right of the Fund and the Distributor to refuse any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that the Fund and the Distributor may consider to be "market timing."

TRADE ACTIVITY MONITORING. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners.

PURCHASE RESTRICTIONS

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. THE FUND RESERVES THE RIGHT TO REFUSE TO OPEN AN ACCOUNT, CLOSE AN ACCOUNT AND REDEEM YOUR SHARES AT THE THEN CURRENT PRICE OR TAKE OTHER SUCH STEPS THAT THE FUND DEEMS NECESSARY TO COMPLY WITH FEDERAL REGULATIONS IF YOUR IDENTITY CANNOT BE VERIFIED.



SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:


RESTRICTION                                                 SITUATION
The Fund may suspend the right of redemption or postpone    o    When the New York Stock Exchange (the
payment for more than 7 days:                                    "Exchange") is closed (other than a weekend/holiday)
                                                            o    During an emergency
                                                            o    During any other period permitted by the SEC
The Fund reserves the right to suspend account services     o    With a notice of a dispute between registered
or refuse transaction requests:                                  owners
                                                            o    With suspicion/evidence of a fraudulent act
The Fund may pay the redemption price in whole or in part   o    When it is detrimental for a Fund to make cash
by a distribution in kind of readily marketable                  payments as determined in the sole discretion of the
securities in lieu of cash or may take up to 7 days to           adviser or subadviser
pay a redemption request in order to raise capital:
The Fund may withhold redemption proceeds until the check   o    When redemptions are made within 10 calendar days
or funds have cleared:                                           of purchase by check or ACH of the shares being
                                                                 redeemed


If you hold certificates representing your shares, they must be sent with your request for it to be honored.

It is recommended that certificates be sent by registered mail.


SMALL ACCOUNT POLICY The Fund assesses a minimum balance fee on an annual basis for accounts that fall below the minimum amount required to establish an account, as previously described in this Prospectus. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. This minimum balance fee does not apply to accounts with active investment builder and payroll deduction programs, accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares, accounts held through the National Securities Clearing Corporation, or retirement accounts. In its discretion, the Fund may also close the account and send the account holder the proceeds if the account falls below the minimum amount.

HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

NET ASSET VALUE =             TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
                                                  NUMBER OF OUTSTANDING SHARES

Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in CDC IXIS Advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section entitled "Net Income, Dividends and Valuation" in the SAI for more details.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.



*Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "Buying Shares" and "Selling Shares."

DIVIDENDS AND DISTRIBUTIONS The Fund generally distributes most or all of its net investment income (taxable income other than long-term capital gains) in the form of dividends. The Fund declares dividends for each class daily and pays them monthly. The net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus applicable sales charge or CDSC) in shares of the same class of another CDC Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of another CDC Nvest Fund.

o    Receive all distributions in cash.


For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Distributions derived from net short-term capital gains, i.e., gains from investments that the Fund held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. The Fund does not expect its dividends and distributions to be eligible for the dividends-received deduction available to corporations or to be taxable as qualified dividend income by individuals. In addition, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund levels. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at the time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

SALES OR EXCHANGES OF FUND SHARES. The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or Loomis Sayles Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.


Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.

You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.

ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS

CDC Nvest Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs (not available for the moderate diversified portfolio), 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM

This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $25 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."


PAYROLL DEDUCTION PROGRAM

Payroll Deduction enables you to invest after-tax dollars directly from your paycheck into CDC Nvest Funds (current tax year is assumed). Once you've invested an initial $25 ($10,000 initial investment minimum for the moderate diversified portfolio) to open an account in each of your desired funds, you may invest as little as $25 per fund per pay period. It is important that you first check to ensure that your employer can accommodate this service. To enroll in the Payroll Deduction Program, please refer to the section entitled "Buying Shares."


DIVIDEND DIVERSIFICATION PROGRAM

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN

CDC Nvest Funds have an automatic exchange plan under which shares of a class of a CDC Nvest Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section entitled "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC NVEST FUNDS WEB SITE

Visit us at WWW.CDCNVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

FINANCIAL PERFORMANCE

The financial highlights table is intended to help you understand the Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

                                     Income (loss) from investment operations:
                             ------------------------------------------------------------
                                                              Net realized
                             Net asset                            and
                               value,                          unrealized
                             beginning          Net            gain (loss)     Total from
                              of the         investment            on          investment
                              period           income          investments     operations
                              ------        -------------      -----------     ----------

Cash Management Trust-
Money Market Series
Class A, B, C
6/30/2004                     $ 1.00        $ 0.0022             $ --         $ 0.0022
6/30/2003                       1.00          0.0076               --           0.0076
6/30/2002                       1.00          0.0175               --           0.0175
6/30/2001                       1.00          0.0524               --           0.0524
6/30/2000                       1.00          0.0498               --           0.0498



                                              Less distributions:
                             ---------------------------------------------------


                             Dividends      Distributions                       Net assets
                             from net         from net                            value,       Total
                             investment       realized             Total          end of       return
                              income        capital gains       distributions   the period       (%)
                              ------        -------------       -------------   -----------    ------

                           $ (0.0022)         $ --              $ (0.0022)       $ 1.00          0.2
                             (0.0076)           --                (0.0076)         1.00          0.8
                             (0.0175)(a)        --                (0.0175)         1.00          1.8
                             (0.0524)(a)        --                (0.0524)         1.00          5.4
                             (0.0498)(a)        --                (0.0498)         1.00          5.1


                                               Ratios to average net assets:
                                           -------------------------------------


                             Net assets,                             Net
                              end of                              investment
                             the period        Expenses             income
                              (000's)             (%)                (%)
                             --------        -------------       -------------

                           $   368,546            0.94               0.21
                               468,957            0.88               0.77
                               532,048            0.91               1.75
                               545,151            0.84               5.27
                               603,916            0.84               4.96


The subadviser to the Trust prior to June 1, 2001 was Back Bay Advisors, L.P. effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Trust.
(a)  Including net realized gain (loss) on investments.

GLOSSARY OF TERMS


BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.


CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.


DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.


INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) PER SHARE -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.


YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             If you would like more information about the Fund, the
              following documents are available free upon request:

      ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the Fund's investments.

 STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund and its investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

   TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR SEMIANNUAL REPORT OR ITS SAI,
             CONTACT YOUR FINANCIAL REPRESENTATIVE, OR THE FUND AT:
       CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street,
                                Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com


          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS:
    In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household.
       If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses,reports or proxy statements may be obtained at any time by calling
     800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.


     Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional
                       information that you may require.

   Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the Edgar Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
      publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                          Washington, D.C. 20549-0102.

    Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

   CDC IXIS Asset Management Distributors, L.P. (CID), and other firms selling shares of CDC Nvest Funds are members of the National Association of Securities
    Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its
                           Web site at www.NASD.com.

          CID distributes the CDC Nvest Funds and Loomis Sayles Funds.
    If you have a complaint concerning CID or any of its representatives or associated persons, please direct it to
                 CDC IXIS Asset Management Distributors, L.P.,
                         Attn: Director of Compliance,
               399 Boylston Street - 6th Floor, Boston, MA 02116
                          or call us at 800-225-5478.


                   (Investment Company Act File No. 811-2819)

           THE FOLLOWING INFORMATION IS NOT PART OF THE PROSPECTUS:



                    NOTICE OF PRIVACY POLICIES AND PRACTICES



  We (1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers (2). We understand the trust that our customers place in us and are committed to earning that
                          trust well into the future.



                          TYPES OF INFORMATION GATHERED

 We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number.
    Much of the data collected is statistical in nature and is not generally attributable to any specific customer.


                           HOW WE USE THE INFORMATION

   We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services
  (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.


           POLICIES AND PRACTICES TO PROTECT CONFIDENTIAL INFORMATION

   Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and
                           access control mechanisms.



(1) For purposes of this notice the term "we" includes CDC Nvest Funds, Loomis Sayles Funds, CDC IXIS Asset Management Distributors, L.P., CDC IXIS Asset Management Services, Inc., and their advisory affiliates which include CDC IXIS Asset Management Advisers, L.P, Loomis, Sayles & Company, L.P. and all of their successors.

(2) For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the CDC Nvest Funds, Loomis Sayles Funds and individuals who provide nonpublic personal information, but do not invest in the Funds.


                                    XM51-0904